Property and Equipment (Details) - Schedule of Property and Equipment Consist - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Property and Equipment Consist [Line Items]
Opening balance	$ 10,280,540
Ending balance	12,048,270	10,280,540
Opening balance	680,013
Ending balance	1,590,684	680,013
Net block	10,457,586	9,600,527
Additions	1,767,730	2,852,158
Acquisition through business combination		7,428,382
Charge for the year	910,671	680,013
Rights of use of assets - office premises [Member]
Schedule of Property and Equipment Consist [Line Items]
Opening balance	486,531
Ending balance	513,854	486,531
Opening balance	50,845
Ending balance	159,842	50,845
Net block	354,012	435,686
Additions	27,323	461,420
Acquisition through business combination		25,111
Charge for the year	108,997	50,845
Building [Member]
Schedule of Property and Equipment Consist [Line Items]
Opening balance	32,006
Ending balance	32,006	32,006
Opening balance	462
Ending balance	912	462
Net block	31,094	31,544
Additions
Acquisition through business combination		32,006
Charge for the year	450	462
Plant and equipment [Member]
Schedule of Property and Equipment Consist [Line Items]
Opening balance	9,676,353
Ending balance	11,411,639	9,676,353
Opening balance	616,304
Ending balance	1,403,452	616,304
Net block	10,008,187	9,060,049
Additions	1,735,286	2,326,888
Acquisition through business combination		7,349,465
Charge for the year	787,148	616,304
Furniture and fittings [Member]
Schedule of Property and Equipment Consist [Line Items]
Opening balance	11,802
Ending balance	16,581	11,802
Opening balance	421
Ending balance	1,908	421
Net block	14,673	11,381
Additions	4,779	11,802
Acquisition through business combination
Charge for the year	1,487	421
Vehicles [Member]
Schedule of Property and Equipment Consist [Line Items]
Opening balance	41,996
Ending balance	41,996	41,996
Opening balance	7,307
Ending balance	12,474	7,307
Net block	29,522	34,689
Additions		24,396
Acquisition through business combination		17,600
Charge for the year	5,167	7,307
Office equipment [Member]
Schedule of Property and Equipment Consist [Line Items]
Opening balance	796
Ending balance	796	796
Opening balance	61
Ending balance	219	61
Net block	577	735
Additions		796
Acquisition through business combination
Charge for the year	158	61
Computer equipment [Member]
Schedule of Property and Equipment Consist [Line Items]
Opening balance	31,056
Ending balance	31,398	31,056
Opening balance	4,613
Ending balance	11,877	4,613
Net block	19,521	26,443
Additions	342	26,856
Acquisition through business combination		4,200
Charge for the year	7,264	4,613
Capital work in progress [Member]
Schedule of Property and Equipment Consist [Line Items]
Opening balance	794,271
Ending balance	878,103	794,271
Ending balance
Net block	878,103	794,271
Additions
Adjustments	$ 83,832
Acquisition through business combination		$ 794,271